SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration of supplier (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total net revenues were executed and cleared by one supplier, Interactive Brokers | Concentration of supplier
Concentration risk
Concentration risk (in percent)	78.40%	96.80%	99.50%